Net Finance Costs - Summary of Net Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of finance costs [Line Items]
Interest expense incurred	¥ 3,913	¥ 4,200	[1]	¥ 4,901	[1]
Less: Interest expense capitalized	(327)	(498)	[1]	(327)	[1]
Net interest expense	3,586	3,702	[1]	4,574	[1]
Interest income	(429)	(354)	[1]	(376)	[1]
Foreign exchange losses	664	209	[1]	154	[1]
Foreign exchange gains	(530)	(322)	[1]	(79)	[1]
Net finance costs	¥ 3,291	¥ 3,235	[1]	¥ 4,273	[1]
Bottom of range [member]
Disclosure of finance costs [Line Items]
Capitalization rate of interest expense in construction in progress per annum	3.90%	4.10%		3.50%
Top of range [member]
Disclosure of finance costs [Line Items]
Capitalization rate of interest expense in construction in progress per annum	4.90%	5.00%		5.50%

[1]	restated